Loans - Activity in Allowance for Loan Losses by Portfolio Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Allowance For Loan Losses [Line Items]
Beginning balance	$ 4,900	$ 3,983
Provision for loan losses	2,374	907
Loans charged-off	(659)	(126)
Recoveries	65	136
Total ending allowance balance	6,680	4,900
Construction and Land Development [Member]
Allowance For Loan Losses [Line Items]
Beginning balance	1,552	1,342
Provision for loan losses	1,138	210
Total ending allowance balance	2,690	1,552
Commercial Real Estate [Member]
Allowance For Loan Losses [Line Items]
Beginning balance	1,511	1,267
Provision for loan losses	523	244
Loans charged-off	(540)
Total ending allowance balance	1,494	1,511
Residential Portfolio Segment [Member]
Allowance For Loan Losses [Line Items]
Beginning balance	1,402	893
Provision for loan losses	385	480
Loans charged-off	(61)	(107)
Recoveries	65	136
Total ending allowance balance	1,791	1,402
Commercial and Industrial [Member]
Allowance For Loan Losses [Line Items]
Beginning balance	337	275
Provision for loan losses	371	81
Loans charged-off	(58)	(19)
Total ending allowance balance	650	337
Consumer Other Financing Receivable [Member]
Allowance For Loan Losses [Line Items]
Beginning balance	98	206
Provision for loan losses	(43)	(108)
Total ending allowance balance	$ 55	$ 98